Significant Accounting Policies_Significant Accounting Policies_The Correlation Between The Major Macroeconomic Variables And The Credit Risk(Details)	12 Months Ended
Dec. 31, 2018
Domestic GDP Growth Rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Composite Stock Index
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Construction Investment Change Rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Housing Transaction Price Index
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Consumer Price Index
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Overnight Call Rate Changes Compare To Previous Year
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Unemployment Rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Retail Loan Change Rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation